TURNER FUNDS

TURNER LARGE GROWTH FUND

Investor Class

Institutional Class

Supplement dated April 17, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective May 1, 2014:

1.                          The disclosure under “Large Growth Fund — Management — Portfolio Managers” on page 26 is deleted and replaced by the following:

Christopher Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst is the lead portfolio manager of the Large Growth Fund. Mr. Baggini joined Turner in 2010.

2.                          The first paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

The Market Neutral Fund is managed by a team co-led by Robert E. Turner, CFA and David Kovacs, CFA. The Medical Sciences Long/Short Fund is managed by a team led by Michael S. Tung. The Titan Fund is managed by a team led by Christopher Baggini. The All Cap Growth Fund is managed by a team co-led by Christopher K. McHugh and Tara R. Hedlund. The Emerging Growth Fund is managed by a team led by Peter Niedland. The Large Growth Fund is managed by a team led by Christopher Baggini. The Midcap Growth Fund is managed by a team led by Christopher K. McHugh. The Small Cap Growth Fund is managed by a team led by Jason D. Schrotberger.

3.                          The third paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Mr. Turner is the co-lead portfolio manager of the Market Neutral Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 33 years of investment experience.

4.                          The ninth paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Christopher Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst is the lead portfolio manager of the Large Growth Fund, the Titan Fund and the Titan Strategy in the Spectrum Fund. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 28 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER LARGE GROWTH FUND

Investor Class

Institutional Class

Supplement dated April 17, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective May 1, 2014:

The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Large Growth Fund” on page 49 is deleted and replaced by the following:

Turner Large Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Baggini (Lead Manager) (information as of March 31, 2014)	4 Accounts $103 million	3 Accounts $8 million	0 Accounts $0	0 Accounts	$0	2 Accounts	$8 million	0 Accounts	$0

7.                          The third entry on page 54 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” is deleted and replaced by the following:

Large Growth Fund	Christopher Baggini (as of March 31, 2014)	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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